Statement of Earnings - Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	100	62
E Ordinary shares	50	31
Ordinary shares - diluted	68	53
E Ordinary shares - diluted	47	29

Weighted average number of shares used in computation
Ordinary shares	384,276,242	382,859,559
Ordinary shares - diluted	2,569,675	417,218,627
E Ordinary shares - basic and diluted	418,771,725	2,782,784

Dividend declared per ordinary share (cents)	26	11
Dividend declared per E ordinary share (cents)	13	6